Discontinued Operations and Assets Held for Sale	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Discontinued Operations and Assets Held for Sale [Abstract]
DISCONTINUED OPERATIONS AND ASSETS HELD FOR SALE

NOTE 9 – DISCONTINUED OPERATIONS AND ASSETS HELD FOR SALE

The Board of Directors of authID considered it in the best interests of the Company to focus its business activities on providing biometric authentication products and services by means of our proprietary Verified platform.  Accordingly, on May 4, 2022, the Board approved a plan to exit from certain non-core activities comprising the MultiPay correspondent bank, payments services in Colombia and the Cards Plus cards manufacturing and printing business in South Africa.

Cards Plus business in South Africa

The financial statements of Cards Plus are classified as a discontinued operation and an asset held for sale, as all required classification criteria under appropriate accounting standards were met as of June 30, 2022.

On August 29, 2022, the Company completed the sale of Cards Plus for a price of $300,000 of which $150,000 was received and the remaining balance of $150,000 recorded in other current asset is expected to be received within one year, less $3,272 in costs to sell, and recognized a loss of $188,247 from the transaction.

MultiPay business in Colombia

The Company exited the MultiPay business in Colombia in an orderly fashion, honoring our obligations to employees, customers and under applicable laws and regulations.  We maintain our customer support and operations team in Bogota, which performs essential functions to support the global operations of our Verified product.

As of June 30, 2023, all impacted employees had left the Company. MultiPay finalized the sale of the Company’s proprietary software to its major customer on June 30, 2023 for approximately $96,000 of sale consideration. The Company recorded the receivable under the sale in Other current assets, released foreign currency translation gain of approximately $155,000 and recognized a gain of $216,000 from the transaction.

The following table summarizes the assets and liabilities of the MultiPay sale and the consideration received (unaudited):

Amount
Carrying value of net assets sold:
Property and equipment write-off	$19,528
Net assets write-off	$19,528

Sale consideration on disposition of net assets:
Sale consideration	$95,852
Less: Value added tax	(15,304)
Net Consideration	$80,548
Foreign currency translation:	$155,049
Net gain on sale of a discontinued operation	$216,069

The operations of Cards Plus and MultiPay for the three and six months ended June 30, 2023 and 2022 on a consolidated basis are below (unaudited):

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Discontinued Operations

Total Revenues, net	$15,259	$579,246	$29,354	$1,021,556

Operating Expenses:
Cost of Sales	-	336,540	-	520,064
General and administrative	-	372,750	12,268	658,132
Impairment loss	-	67,984	-	211,703
Depreciation and amortization	4,157	11,572	8,066	39,774
Total operating expenses	4,157	788,846	20,334	1,429,673

Income (Loss) from operations	11,102	(209,600)	9,020	(408,117)

Other Income (Expense):
Other income (expense), net	(224)	4,334	-	8,029
Interest expense, net	-	-	-	(364)
Other income (expense), net	(224)	4,334	-	7,665

Income (loss) before income taxes	10,878	(205,266)	9,020	(400,452)

Income tax expense	(5,184)	(1,041)	(5,581)	(6,578)

Income (loss) from discontinued operations	5,694	(206,307)	3,349	(407,030)
Gain from sale of discontinued operations	216,069	-	216,069	-
Total income (loss) from discontinued operations	$221,763	$(206,307)	$219,508	$(407,030)

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Cards Plus

Total Revenues, net	$-	$510,142	$-	$883,300

Operating Expenses:
Cost of Sales	-	336,540	-	520,064
General and administrative	-	167,390	-	322,699
Impairment loss	-	67,984	-	211,703
Depreciation and amortization	-	4,667	-	25,897
Total operating expenses	-	576,581	-	1,080,363

Income (loss) from operations	-	(66,439)	-	(197,063)

Other Income (Expense):
Other income	-	3,468	-	6,816
Interest expense, net	-	-	-	(364)
Other income, net	-	3,468	-	6,452

Loss before income taxes	-	(62,971)	-	(190,611)

Income tax expense	-	-	-	(4,681)

Loss from discontinued operations	$-	$(62,971)	$-	$(195,292)

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
MultiPay

Total Revenues, net	$15,259	$69,104	$29,354	$138,256

Operating Expenses:
General and administrative	-	205,360	12,268	335,433
Depreciation and amortization	4,157	6,905	8,066	13,877
Total operating expenses	4,157	212,265	20,334	349,310

Income (Loss) from operations	11,102	(143,161)	9,020	(211,054)

Other Income (Expense):
Other income (expense), net	(224)	866	-	1,213
Other income (expense), net	(224)	866	-	1,213

Income (loss) before income taxes	10,878	(142,295)	9,020	(209,841)

Income tax expense	(5,184)	(1,041)	(5,581)	(1,897)

Income (loss) from discontinued operations	5,694	(143,336)	3,439	(211,738)
Gain from sale of discontinued operations	216,069	-	216,069	-
Income (loss) from discontinued operations	$221,763	$(143,336)	$219,508	$(211,738)

As a result of meeting the discontinued operations/assets held for sale criteria for Cards Plus and the MultiPay operations, the assets and liabilities have been reclassified as assets held for sale as of the respective balance sheet date as follows:

	June 30, 2023	December 31,
	(Unaudited)	2022
Discontinued Operations
Current Assets:
Cash	$-	$2,703
Accounts receivable, net	-	105,194
Other current assets	-	10,562
Current assets held for sale	-	118,459

Noncurrent Assets:
Property and equipment, net	-	27,595
Noncurrent assets held for sale	-	27,595

Total assets held for sale	$-	$146,054

Current Liabilities:
Accounts payable and accrued expenses	$-	$13,759
Total liabilities held for sale	$-	$13,759

As a result of meeting the discontinued operations/assets held for sale criteria for Cards Plus and the MultiPay operations, the cash flow activity related to discontinued operations is presented separately on the statement of cash flows as summarized below (unaudited):

	Six Months Ended June 30,
	2023	2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$3,439	$(407,030)
Adjustments to reconcile net loss with cash flows from operations:
Depreciation and amortization expense	8,067	39,774
Impairment of intangible assets	-	211,703
Changes in operating assets and liabilities:
Accounts receivable	105,194	6,332)
Net investment in direct financing lease	-	(17,306
Other current assets	10,562	106,920)
Inventory	-	(140,653)
Accounts payable and accrued expenses	(13,759)	(11,425
Deferred revenue	-	227,078
Adjustments relating to discontinued operations	110,064	422,423
Cashflows from discontinued operations	$113,503	$15,393

Notes to Financial Statements – Discontinued Operations

Revenue Recognition

Cards Plus – The Company recognized revenue for the design and production of cards at the point in time when products are shipped, or services have been performed due to the short-term nature of the contracts. Additionally, the cards produced by the Company have no alternative use and the Company has an enforceable right to payment for work performed should the contract be cancelled.

MultiPay recognized revenue for variable fees generated for payment processing solutions that are earned on a usage fee over time based on monthly transaction volumes or on a monthly flat fee rate. Additionally, MultiPay also sells certain equipment from time to time for which revenue is recognized upon delivery to the customer.

NOTE 11 – DISCONTINUED OPERATIONS AND ASSETS HELD FOR SALE

The Board of Directors of authID considers it in the best interests of the Company to focus its business activities on providing biometric authentication products and services by means of our proprietary Verified platform.  Accordingly, on May 4, 2022, the Board approved a plan to exit from certain non-core activities comprising the MultiPay correspondent bank, payments services in Colombia and the Cards Plus cards manufacturing and printing business in South Africa.

Cards Plus business in South Africa

The financial statements of Cards Plus are classified as a discontinued operation and an asset held for sale, as all required classification criteria under appropriate accounting standards were met as of December 31, 2022.

On August 29, 2022, the Company completed the sale of Cards Plus for a price of $300,000 of which $150,000 was received and the remaining balance of $150,000 recorded in other current assets is expected to be received within one year, less $3,272 in costs to sell, and recognized a loss of $188,247 from the transaction. The following table summarizes the assets and liabilities of the Cards Plus sale and the consideration received:

Carrying value of net assets sold:	Amount
Cash	$299,505
Accounts receivable	61,879
Inventory	231,955

Other current assets	1,490
Total current assets	594,829

Property and equipment	21,127
Total assets	615,956

Accounts payable	76,094
Accrued expenses	43,728
Deferred revenue	11,159
Total current liabilities	130,981

Net assets sold	$484,975

Sale Consideration on disposition of net assets:
Proceeds	$300,000
Legal fee	(5,511)
Write off net payable with CP	2,239
Net Consideration	296,728

Net loss on sale of a discontinued operation	$(188,247)

MultiPay business in Colombia

The Company is exiting the MultiPay business in Colombia in an orderly fashion, honoring our obligations to employees, customers and under applicable laws and regulations.  We maintain our customer support and operations team in Bogota, which performs essential functions to support the global operations of our Verified product.

As of December 31, 2022, all impacted employees left the Company. The Company also paid to each employee their severance packages under the MultiPay’s retention plan and obligations under the appropriate statutes.

As of December 31, 2022, MultiPay is working with a major customer to implement a transition plan to provide an essential service for certain bill pay services which will likely result in the sale of the Company’s proprietary software as well as the assumption of certain expenses.

The Company incurred costs of $196,500 which was paid as of December 31, 2022 associated with the exit of the MultiPay business and approximately $41,000 for accelerated amortization (non-cash) for certain technology licenses.

MultiPay has accelerated the depreciation of certain assets with the effective date of the announcement to reflect the estimated remaining useful life.

The operations of Cards Plus and MultiPay for the years ended December 31, 2022 and 2021 on a consolidated basis are below:

	For the Year Ended December 31,
Discontinued Operations	2022	2021
Discontinued Operations Total Revenues, net	$1,503,333	$1,678,780

Operating Expenses:
Cost of sales	665,269	653,773
General and administrative	1,021,649	1,892,783
Impairment loss	143,698	-
Depreciation and amortization	41,850	102,513
Total operating expenses	1,872,466	2,649,069

Loss from operations	(369,133)	(970,289)

Other Income (Expense):
Other income	10,161	27,188
Interest expense, net	(364)	(5,164)
Other income, net	9,797	22,024

Loss before income taxes	(359,336)	(948,265)

Income tax expense	(7,327)	(6,030)

Loss from discontinued operations	(366,663)	(954,295)
Loss from sale of discontinued operations	(188,247)	-
Total loss from discontinued operations	$(554,910)	$(954,295)

	For the Year Ended December 31,
	2022	2021
Cards Plus
Total Revenues, net	$1,263,672	$1,318,029

Operating Expenses:
Cost of sales	665,269	653,773
General and administrative	412,243	606,110
Impairment loss	143,698	-
Depreciation and amortization	24,451	80,692
Total operating expenses	1,245,661	1,340,575

Income (Loss) from operations	18,011	(22,546)

Other Income (Expense):
Other income (expense), net	8,919	6,867
Interest expense, net	(364)	(5,164)
Other income, net	8,555	1,703

Income (Loss) before income taxes	26,566	(20,843)

Income tax expense	(4,681)	-

Income (Loss) from discontinued operations	21,885	(20,843)
Loss from sale of discontinued operations	(188,247)	-
Total income (loss) from discontinued operations	$(166,362)	$(20,843)

	For the Year Ended December 31,
	2022	2021
MultiPay
Total Revenues, net	$239,661	$360,751

Operating Expenses:
General and administrative	609,406	1,286,673
Depreciation and amortization	17,399	21,821
Total operating expenses	626,805	1,308,494

Loss from operations	(387,144)	(947,743)

Other Income:
Other income, net	1,242	20,321
Other income	1,242	20,321

Loss before income taxes	(385,902)	(927,422)

Income tax expense	(2,646)	(6,030)

Loss from discontinued operations	$(388,548)	$(933,452)

As a result of meeting the discontinued operations/assets held for sale criteria for Cards Plus and the MultiPay operations, the assets and liabilities have been reclassified as assets held for sale as of the respective balance sheet date as follows:

	December 31, 2022	December 31 2021
Discontinued Operations Current Assets:
Cash	$2,703	$270,707
Accounts receivable, net	105,194	110,977
Inventory	-	153,149
Other current assets	10,562	94,919
Current assets held for sale	118,459	629,752

Noncurrent Assets:
Property and equipment, net	27,595	93,132
Intangible assets	-	153,004
Other assets	-	66,695
Noncurrent assets held for sale	27,595	312,831

Total assets held for sale	$146,054	$942,583

Current Liabilities:
Accounts payable and accrued expenses	$13,759	$235,348
Deferred revenue	-	47,823
Notes payable obligation, current portion	-	1,579
Capital lease obligation, current portion	-	10,562
Total liabilities held for sale	$13,759	$295,312

	December 31, 2022	December 31 2021
Cards Plus Current Assets:
Cash	$-	$182,518
Accounts receivable, net	-	88,235
Inventory	-	153,149
Other current assets	-	52,678
Current assets held for sale	-	476,580

Noncurrent Assets:
Property and equipment, net	-	24,619
Intangible assets	-	153,004
Noncurrent assets held for sale	-	177,623

Total assets held for sale	$-	$654,203

Current Liabilities:
Accounts payable and accrued expenses	$-	$122,725
Deferred revenue	-	47,823
Notes payable obligation, current portion	-	1,579
Capital lease obligation, current portion	-	1,056
Total liabilities held for sale	$-	$173,183

	December 31, 2022	December 31 2021
MultiPay Current Assets:
Cash	$2,703	$88,189
Accounts receivable, net	105,194	22,742
Other current assets	10,562	42,241
Current assets held for sale	118,459	153,172

Noncurrent Assets:
Property and equipment, net	27,595	68,513
Other assets	-	66,695
Noncurrent assets held for sale	27,595	135,208

Total assets held for sale	$146,054	$288,380

Current Liabilities:
Accounts payable and accrued expenses	$13,759	$112,623
Total liabilities held for sale	$13,759	$112,623

As a result of meeting the discontinued operations/assets held for sale criteria for Cards Plus and the MultiPay operations, the cash flow activity related to discontinued operations is presented separately on the statement of cash flows as summarized below:

	Year Ended December 31,
	2022	2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$(366,663)	$(954,295)
Adjustments to reconcile net loss with cash flows from operations:
Depreciation and amortization expense	41,850	102,513
Impairment of intangible assets	143,698	-
Provision of Net Investment in direct financing lease	-	422,022
Changes in operating assets and liabilities:
Accounts receivable	(50,598)	18,722
Net investment in direct financing lease	-	96,487
Other current assets	170,536	88,345
Inventory	(78,806)	96,930
Accounts payable and accrued expenses	(102,486)	(115,870)
Deferred revenue	(36,664)	(82,594)
Adjustments relating to discontinued operations	87,530	626,555
Net cash flows from discontinued operations	$(279,133)	$(327,740)

Notes to Financial Statements – Discontinued Operations

Inventories

Inventory of plastic/ID cards, digital printing material, which were held by Cards Plus Pty Ltd., were at the lower of cost (using the average method) or market.

As of December 31, 2021, the Company recorded an inventory valuation allowance of approximately $20,000 to reflect net realizable value of the cards inventory. Any adjustments to reduce the cost of inventories to their net realizable value are recognized in earnings in the current period.

As of December 31, 2022, inventories decreased to zero as the Company completed the sale of Cards Plus business on August 29, 2022.

Revenue Recognition

Cards Plus – The Company recognized revenue for the design and production of cards at the point in time when products are shipped, or services have been performed due to the short-term nature of the contracts. Additionally, the cards produced by the Company have no alternative use and the Company has an enforceable right to payment for work performed should the contract be cancelled. As of December 31, 2021, Cards Plus had approximately $48,000 of contract liability from payments received in advance that will be earned in future periods. Contract liability decreased to zero as the Company completed the sale of Cards Plus business on August 29, 2022.

MultiPay recognizes revenue for variable fees generated for payment processing solutions that are earned on a usage fee over time based on monthly transaction volumes or on a monthly flat fee rate. Additionally, MultiPay also sells certain equipment from time to time for which revenue is recognized upon delivery to the customer.

Revenue related to direct financing leases is outside the scope of Topic 606 and is recognized over the term of the lease using the effective interest method.

Impairment loss

During the year ended December 31, 2022, Cards Plus recorded an impairment loss of zero and approximately $143,000, respectively associated with its intangible assets.

Leases

In October 2021, MultiPay entered into a one-year lease for approximately $2,900 per month in Bogota, Colombia. MultiPay terminated the lease as of September 30, 2022.

Cards Plus leased space for its operations in South Africa. The facility was rented on a month-to-month basis with monthly rent of approximately $8,000 through August 29, 2022 as the Company completed the sale of Cards Plus business.

Cards Plus entered into a lease in March 2017 for the rental of its printer for its secured plastic and credential card products business under an arrangement that is classified as a finance lease. The leased equipment was amortized on a straight-line basis over its lease term including the last payment (61 payments) and ownership transferred to the Company. The lease was fully paid off.